Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares	Dec. 31, 2015 TWD ($) $ / shares
NET REVENUE	$ 977,447.2	$ 32,977.3	$ 947,938.3	$ 843,497.4
COST OF REVENUE	482,616.2	16,282.6	473,077.1	433,117.6
GROSS PROFIT BEFORE REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	494,831.0	16,694.7	474,861.2	410,379.8
REALIZED (UNREALIZED) GROSS PROFIT ON SALES TO ASSOCIATES	(4.6)	(0.2)	(29.1)	15.1
GROSS PROFIT	494,826.4	16,694.5	474,832.1	410,394.9
OPERATING EXPENSES
Research and development	80,732.5	2,723.8	71,207.7	65,544.6
General and administrative	21,196.7	715.1	19,795.6	17,257.2
Marketing	5,972.5	201.5	5,900.8	5,664.7
Total operating expenses	107,901.7	3,640.4	96,904.1	88,466.5
OTHER OPERATING INCOME AND EXPENSES, NET	(1,365.5)	(46.0)	29.8	(1,880.6)
INCOME FROM OPERATIONS	385,559.2	13,008.1	377,957.8	320,047.8
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates and joint venture	3,014.8	101.7	3,457.9	4,196.4
Other income	9,610.3	324.2	6,454.9	4,750.8
Foreign exchange gain (loss), net	(1,509.5)	(50.9)	1,161.3	2,481.4
Finance costs	(3,330.3)	(112.4)	(3,306.1)	(3,190.3)
Other gains and losses, net	2,817.4	95.1	195.9	22,191.5
Total non-operating income and expenses	10,602.7	357.7	7,963.9	30,429.8
INCOME BEFORE INCOME TAX	396,161.9	13,365.8	385,921.7	350,477.6
INCOME TAX EXPENSE	51,122.9	1,724.8	54,124.4	47,644.7
NET INCOME	345,039.0	11,641.0	331,797.3	302,832.9
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	(254.7)	(8.6)	(1,057.2)	(827.7)
Share of other comprehensive loss of associates and joint venture	(20.9)	(0.7)	(20.0)	(2.5)
Income tax benefit related to items that will not be reclassified subsequently	30.6	1.0	126.9	99.3
Total items that will not be reclassified subsequently to profit or loss	(245.0)	(8.3)	(950.3)	(730.9)
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	(28,259.6)	(953.4)	(9,379.5)	6,604.7
Changes in fair value of available-for-sale financial assets	(218.8)	(7.4)	(692.5)	(20,489.0)
Cash flow hedges	4.7	0.2
Share of other comprehensive income (loss) of associates and joint venture	(99.4)	(3.4)	16.3	(83.0)
Income tax expense related to items that may be reclassified subsequently	(3.5)	(0.1)	(61.2)	(16.0)
Total items that may be reclassified subsequently to profit or loss	(28,576.6)	(964.1)	(10,116.9)	(13,983.3)
Other comprehensive loss for the year, net of income tax	(28,821.6)	(972.4)	(11,067.2)	(14,714.2)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	316,217.4	10,668.6	320,730.1	288,118.7
NET INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	344,998.3	11,639.6	331,713.7	302,850.9
Non-controlling interests	40.7	1.4	83.6	(18.0)
NET INCOME	345,039.0	11,641.0	331,797.3	302,832.9
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	316,181.8	10,667.4	320,653.2	288,144.8
Non-controlling interests	35.6	1.2	76.9	(26.1)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 316,217.4	$ 10,668.6	$ 320,730.1	$ 288,118.7
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 13.30	$ 0.45	$ 12.79	$ 11.68
Diluted earnings per share | (per share)	13.30	0.45	12.79	11.68
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	66.52	2.24	63.96	58.40
Diluted earnings per share | (per share)	$ 66.52	$ 2.24	$ 63.96	$ 58.40